Consolidated statements of changes in equity - GBP (£) £ in Thousands	Share Capital [Member]	Share Premium [Member]	Merger Reserves [Member]	Shares To Be Issued [Member]	Foreign Exchange Reserve [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2015	£ 1,002	£ 31,643	£ 52,803	£ 200	£ 390	£ (39,151)	£ 46,887
Changes in equity [Roll Forward]
Loss for the year						(20,162)	(20,162)
Reclassification of foreign exchange on disposal
Foreign exchange translation					3,228		3,228
Total comprehensive loss					3,228	(20,162)	(16,934)
Transactions with owners
Shares issued on 16 October 2017 - note 15		16,673					16,673
Costs associated with share issue - note 15		(1,105)					(1,105)
Share based payment charge						203	203
Shares issued as deferred consideration for business combination			200	(200)
Total contribution by and distributions to owners		15,568	200	£ (200)		203	15,771
Ending balance at Dec. 31, 2016	1,002	47,211	53,003		3,618	(59,110)	45,724
Changes in equity [Roll Forward]
Loss for the year						(16,064)	(16,064)
Reclassification of foreign exchange on disposal
Foreign exchange translation					(1,233)		(1,233)
Total comprehensive loss					(1,233)	(16,064)	(17,297)
Transactions with owners
Shares issued on 16 October 2017 - note 15	1	6,157					6,158
Costs associated with share issue - note 15		(429)					(429)
Share based payment charge						520	520
Total contribution by and distributions to owners	1	5,728				520	6,249
Ending balance at Dec. 31, 2017	1,003	52,939	53,003		2,385	(74,654)	34,676
Changes in equity [Roll Forward]
Loss for the year						(15,030)	(15,030)
Reclassification of foreign exchange on disposal					(3,842)		(3,842)
Foreign exchange translation					1,156		1,156
Total comprehensive loss					(2,686)	(15,030)	(17,716)
Transactions with owners
Share based payment charge						(36)	(36)
Total contribution by and distributions to owners						(36)	(36)
Ending balance at Dec. 31, 2018	£ 1,003	£ 52,939	£ 53,003		£ (301)	£ (89,720)	£ 16,924